UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Australia: 4.6%
848,715		Charter Hall Group	$4,077,933	1.9
89,344		Crown Resorts Ltd.	896,353	0.4
62,451		Rio Tinto Ltd.	3,898,955	1.8
420,544		South32 Ltd.	1,179,094	0.5
			10,052,335	4.6

		Austria: 2.8%
48,041		Erste Group Bank AG	1,989,550	0.9
73,722		OMV AG	4,224,257	1.9
			6,213,807	2.8

		Canada: 3.4%
20,926		Bank of Nova Scotia	1,262,726	0.6
68,915		Lundin Mining Corp.	432,114	0.2
7,923		Methanex Corp.	541,277	0.2
50,738		National Bank Of Canada	2,426,940	1.1
69,952		Suncor Energy, Inc.	2,785,995	1.3
			7,449,052	3.4

		Denmark: 0.5%
31,948		Danske Bank A/S	1,059,986	0.5

		Finland: 0.5%
19,300	(1)	DNA Oyj	454,381	0.2
7,188		Neste Oyj	587,401	0.3
			1,041,782	0.5

		France: 0.2%
17,361		AXA S.A.	434,986	0.2

		Germany: 0.8%
16,711		Evonik Industries AG	586,251	0.3
10,764		LEG Immobilien AG	1,179,841	0.5
			1,766,092	0.8

		Hong Kong: 2.2%
316,051		CLP Holdings Ltd.	3,318,414	1.5
194,356		Hang Lung Properties Ltd.	440,086	0.2
1,121,500	(2)	WH Group Ltd.	1,149,004	0.5
			4,907,504	2.2

		Italy: 0.5%
180,821		Enel S.p.A.	993,756	0.5

		Japan: 9.8%
77,100		Canon, Inc.	2,629,070	1.2
109,700		Itochu Corp.	2,052,682	0.9
11,600		Japan Airlines Co. Ltd.	448,577	0.2
118,000		Kajima Corp.	960,128	0.4
89,100		Nippon Telegraph & Telephone Corp.	4,162,476	1.9
190,500		Obayashi Corp.	1,916,636	0.9
45,600		Ono Pharmaceutical Co., Ltd.	1,126,428	0.5
75,800		Resona Holdings, Inc.	421,111	0.2
10,100		Sumitomo Mitsui Financial Group, Inc.	416,396	0.2
78,800		Taisei Corp.	4,317,387	2.0
23,100		Terumo Corp.	1,366,928	0.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
27,500		Toyota Motor Corp.	$1,744,246	0.8
			21,562,065	9.8

		Netherlands: 5.4%
14,326	(2)	ABN AMRO Group NV	371,606	0.2
71,644	(1)	ASR Nederland NV	3,029,300	1.4
65,929		ING Groep NV	960,232	0.4
44,815		Koninklijke DSM NV	4,464,908	2.0
111,632		Koninklijke Ahold Delhaize NV	2,564,494	1.2
19,419	(2)	Signify NV	553,445	0.2
			11,943,985	5.4

		Norway: 2.2%
113,895		Marine Harvest	2,278,688	1.0
199,444		Norsk Hydro ASA	1,255,136	0.6
33,225		Equinor ASA	873,408	0.4
20,114		Telenor ASA	414,326	0.2
			4,821,558	2.2

		Singapore: 2.3%
243,300		United Overseas Bank Ltd.	5,091,648	2.3

		Sweden: 1.0%
64,229		Boliden AB	2,264,974	1.0
64,229	(1)	Boliden AB- Redemption Shares	41,739	0.0
			2,306,713	1.0

		Switzerland: 0.9%
2,124		Partners Group	1,535,083	0.7
1,361		Zurich Insurance Group AG	403,350	0.2
			1,938,433	0.9

		United Kingdom: 4.6%
114,677		Barratt Developments PLC	831,029	0.4
9,990		Berkeley Group Holdings PLC	563,429	0.3
19,065		Imperial Brands PLC	686,088	0.3
118,122		Legal & General Group PLC	423,083	0.2
25,396		National Grid PLC	280,294	0.1
13,977		Persimmon PLC	525,903	0.2
26,679		Rio Tinto PLC	1,504,724	0.7
165,907		SSE PLC	3,013,789	1.4
168,067		Tate & Lyle PLC	1,537,054	0.7
296,283		Taylor Wimpey PLC	748,097	0.3
			10,113,490	4.6

		United States: 53.7%
54,825		AbbVie, Inc.	5,424,385	2.5
40,116		Aflac, Inc.	1,807,627	0.8
5,173	(1)	Alphabet, Inc. - Class A	5,690,300	2.6
1,669	(1)	Alphabet, Inc. - Class C	1,810,848	0.8
7,170		Ameriprise Financial, Inc.	993,977	0.4
2,190		Anthem, Inc.	484,910	0.2
29,099	(3)	Apollo Global Management LLC	911,381	0.4
12,754		Apple, Inc.	2,383,340	1.1

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
84,322		Archer-Daniels-Midland Co.	$3,686,558	1.7
75,697		Bank of America Corp.	2,198,241	1.0
956	(1)	Booking Holdings, Inc.	2,016,128	0.9
13,448		Carnival Corp.	837,541	0.4
7,727		CBS Corp. - Class B	389,209	0.2
10,280		Cigna Corp.	1,741,124	0.8
8,532		CIT Group, Inc.	426,003	0.2
23,435		Citigroup, Inc.	1,562,880	0.7
11,207		Comcast Corp. – Class A	349,434	0.2
12,518		Conagra Brands, Inc.	463,917	0.2
89,353		ConocoPhillips	6,021,499	2.7
28,718		Cummins, Inc.	4,089,156	1.9
42,211		CVS Health Corp.	2,675,755	1.2
25,994		Deluxe Corp.	1,729,641	0.8
35,603		Discover Financial Services	2,629,638	1.2
48,951	(1)	Dollar Tree, Inc.	4,042,863	1.8
57,575		Eaton Corp. PLC	4,409,093	2.0
11,230		Exelon Corp.	464,810	0.2
5,279	(1)	F5 Networks, Inc.	913,848	0.4
31,162		FNF Group	1,151,748	0.5
8,291		Garmin Ltd.	498,206	0.2
3,582		Humana, Inc.	1,042,290	0.5
102,935		Intel Corp.	5,682,012	2.6
32,211		Interpublic Group of Cos., Inc.	727,969	0.3
22,371		Keycorp	434,892	0.2
36,092		KLA-Tencor Corp.	4,086,697	1.9
4,035		Lam Research Corp.	799,656	0.4
36,057		Las Vegas Sands Corp.	2,906,555	1.3
4,765		Lear Corp.	943,470	0.4
5,867		Lincoln National Corp.	388,923	0.2
8,162	(1)	Micron Technology, Inc.	470,050	0.2
99,197		Microsoft Corp.	9,804,632	4.5
30,805		Occidental Petroleum Corp.	2,593,781	1.2
82,242		Pfizer, Inc.	2,954,955	1.3
29,488		PNC Financial Services Group, Inc.	4,228,874	1.9
48,066		Principal Financial Group, Inc.	2,682,083	1.2
19,691		Prudential Financial, Inc.	1,906,876	0.9
9,470		Public Service Enterprise Group, Inc.	501,721	0.2
3,474		PVH Corp.	555,840	0.3
10,814		Quest Diagnostics, Inc.	1,152,015	0.5
3,519		Royal Caribbean Cruises Ltd.	369,425	0.2
35,464		Seagate Technology	1,998,396	0.9
9,615		Steel Dynamics, Inc.	475,269	0.2
19,050		Toll Brothers, Inc.	752,284	0.3
15,432		UnitedHealth Group, Inc.	3,726,982	1.7
11,065		Unum Group	429,433	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
59,244	VF Corp.	$4,808,243	2.2
		118,227,383	53.7

	Total Common Stock
	(Cost $184,562,285)	209,924,575	95.4

SHORT-TERM INVESTMENTS: 4.7%
	Mutual Funds: 4.7%
10,248,761	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
	(Cost $10,248,761)	10,248,761	4.7

	Total Short-Term Investments
	(Cost $10,248,761)	10,248,761	4.7

	Total Investments in Securities (Cost $194,811,046)	$220,173,336	100.1
	Liabilities in Excess of Other Assets	(162,657)	(0.1)
	Net Assets	$220,010,679	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security is a Master Limited Partnership.
(4)	Rate shown is the 7-day yield as of May 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.9%
Information Technology	16.6
Consumer Discretionary	11.1
Health Care	9.8
Industrials	9.3
Energy	7.8
Materials	7.5
Consumer Staples	5.6
Utilities	3.9
Real Estate	2.6
Telecommunication Services	2.3
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$10,052,335	$–	$10,052,335
Austria	–	6,213,807	–	6,213,807
Canada	7,449,052	–	–	7,449,052
Denmark	–	1,059,986	–	1,059,986
Finland	–	1,041,782	–	1,041,782
France	–	434,986	–	434,986
Germany	–	1,766,092	–	1,766,092
Hong Kong	–	4,907,504	–	4,907,504
Italy	–	993,756	–	993,756
Japan	–	21,562,065	–	21,562,065
Netherlands	–	11,943,985	–	11,943,985
Norway	–	4,821,558	–	4,821,558
Singapore	–	5,091,648	–	5,091,648
Sweden	41,739	2,264,974	–	2,306,713
Switzerland	–	1,938,433	–	1,938,433
United Kingdom	–	10,113,490	–	10,113,490
United States	118,227,383	–	–	118,227,383
Total Common Stock	125,718,174	84,206,401	–	209,924,575
Short-Term Investments	10,248,761	–	–	10,248,761
Total Investments, at fair value	$135,966,935	$84,206,401	$–	$220,173,336
Other Financial Instruments+
Forward Foreign Currency Contracts	–	9,326	–	9,326
Futures	36,380	–	–	36,380
Total Assets	$136,003,315	$84,215,727	$–	$220,219,042
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(320,494)	$–	$(320,494)
Futures	(352,856)	–	–	(352,856)
Written Options	–	(547,729)	–	(547,729)
Total Liabilities	$(352,856)	$(868,223)	$–	$(1,221,079)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2018, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	427,244	EUR	370,030	BNP Paribas S.A.	06/29/18	$(6,220)
JPY	15,120,614	USD	139,350	BNP Paribas S.A.	06/29/18	(101)
USD	5,030,865	HKD	39,436,268	BNP Paribas S.A.	06/29/18	(877)
USD	22,429,900	JPY	2,446,477,180	BNP Paribas S.A.	06/29/18	(100,156)
USD	10,255,816	GBP	7,697,793	BNP Paribas S.A.	06/29/18	9,052
USD	23,657,516	EUR	20,322,530	BNP Paribas S.A.	06/29/18	(148,902)
USD	7,440,769	CAD	9,659,795	BNP Paribas S.A.	06/29/18	(14,886)
USD	4,762,275	NOK	38,946,637	Morgan Stanley & Co. International PLC	06/29/18	(2,278)
GBP	55,136	USD	73,119	Morgan Stanley & Co. International PLC	06/29/18	274
USD	10,109,022	AUD	13,384,890	Morgan Stanley & Co. International PLC	06/29/18	(14,863)
USD	5,455,988	SGD	7,319,903	Societe Generale	06/29/18	(13,872)
USD	1,985,044	CHF	1,969,908	Societe Generale	06/29/18	(18,339)
						$(311,168)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)(Continued)

At May 31, 2018, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	202	06/15/18	$8,045,522	$(235,928)
Nikkei 225 Index	42	06/07/18	4,287,448	(116,928)
			$12,332,970	$(352,856)
Short Contracts:
FTSE 100 Index	(22)	06/15/18	(2,243,137)	11,637
S&P 500 E-Mini	(20)	06/15/18	(2,705,500)	24,743
			$(4,948,637)	$36,380

At May 31, 2018, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley & International PLC	Call	06/01/18	3,468 .000	EUR	900	3,065,985	$38,469	$(189)
EURO STOXX 50® Index	BNP Paribas S.A.	Call	06/15/18	3,558 .510	EUR	900	3,065,985	31,499	(924)
EURO STOXX 50® Index	BNP Paribas S.A.	Call	07/06/18	3,602 .000	EUR	900	3,065,985	38,963	(3,978)
FTSE 100 Index	Societe Generale	Call	06/01/18	7,375 .000	GBP	500	3,839,100	47,835	(197,861)
FTSE 100 Index	Societe Generale	Call	06/15/18	7,760 .900	GBP	500	3,839,100	43,292	(20,348)
FTSE 100 Index	Societe Generale	Call	07/06/18	7,825 .000	GBP	500	3,839,100	51,532	(26,356)
Nikkei 225 Index	BNP Paribas S.A.	Call	06/01/18	22,395 .610	JPY	15,500	344,128,210	42,021	(2,227)
Nikkei 225 Index	Societe Generale	Call	06/15/18	22,927 .000	JPY	14,500	321,926,390	32,219	(5,374)
Nikkei 225 Index	BNP Paribas S.A.	Call	07/06/18	23,144 .150	JPY	14,800	328,586,936	38,440	(8,098)
S&P 500® Index	Societe Generale	Call	06/01/18	2,722 .000	USD	9,000	24,347,430	236,700	(9,474)
S&P 500® Index	Societe Generale	Call	06/15/18	2,749 .930	USD	9,200	24,888,484	218,252	(71,108)
S&P 500® Index	Societe Generale	Call	07/06/18	2,741 .140	USD	9,300	25,159,011	280,209	(201,792)
								$1,099,431	$(547,729)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$9,326
Equity contracts	Futures contracts	36,380
Total Asset Derivatives		$45,706

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$320,494
Equity contracts	Futures contracts	352,856
Equity contracts	Written options	547,729
Total Liability Derivatives		$1,221,079

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$9,052	$274	$-	$9,326
Total Assets	$9,052	$274	$-	$9,326

Liabilities:
Forward foreign currency contracts	$271,142	$17,141	$32,211	$320,494
Written options	15,227	189	532,313	547,729
Total Liabilities	$286,369	$17,330	$564,524	$868,223

Net OTC derivative instruments by counterparty, at fair value	$(277,317)	$(17,056)	$(564,524)	(858,897)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)(2)	$(277,317)	$(17,056)	$(564,524)	$(858,897)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At May 31, 2018, the Fund had received $130,000 and $1,470,000 in cash collateral from Morgan Stanley & Co. International PLC and Societe Generale, respectively. Excess cash collateral is not shown for financial reporting purposes.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $195,375,023.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,896,256
Gross Unrealized Depreciation	(6,799,386)

Net Unrealized Appreciation	$25,096,870

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018